Borrowings (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended																				11 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Nov. 30, 2015 CNY (¥)	Nov. 30, 2015 USD ($)	Dec. 31, 2013 CNY (¥)	May. 31, 2013 CNY (¥)	Apr. 30, 2013 CNY (¥)	May. 31, 2012 CNY (¥)	Mar. 31, 2012 USD ($)	Nov. 30, 2011 CNY (¥)	Oct. 31, 2011 USD ($)	Aug. 31, 2011 CNY (¥)	Jun. 30, 2011 CNY (¥)	May. 31, 2011 CNY (¥)	Mar. 31, 2011 CNY (¥)	Feb. 28, 2011 CNY (¥)	Jul. 31, 2010 CNY (¥)	Jun. 30, 2010 CNY (¥)	May. 31, 2010 CNY (¥)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Nov. 30, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Nov. 30, 2015 USD ($)	May. 31, 2015 CNY (¥)	Feb. 28, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 30, 2013 USD ($)	May. 03, 2012 CNY (¥)	Oct. 31, 2011 CNY (¥)	Oct. 31, 2011 USD ($)
Debt Instrument, Face Amount																						¥ 300,000			$ 46,312
Long-term Debt, Current Maturities, Total																						¥ 175,000			27,015
Current Debt Weighted Average Interest Rate																						5.72%	5.72%	6.20%
Long-term Debt, Excluding Current Maturities, Total																						¥ 2,405,898		¥ 2,858,153	371,407
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months																						2,606,625			402,393
Long-term Debt, Maturities, Repayments of Principal in Year Two																						747,922			115,459
Long-term Debt, Maturities, Repayments of Principal in Year Three																						771,325			119,072
Long-term Debt, Maturities, Repayments of Principal in Year Four																						787,751			121,608
Other Long-term Debt																						5,312,523		7,866,927	820,112
Short-term Debt [Member]
Line of Credit Facility, Remaining Borrowing Capacity																						5,120,000			790,000
Long-term Debt [Member]
Line of Credit Facility, Remaining Borrowing Capacity																						1,264,000			195,000
Hengshui Yingli New Energy Resources Company Limited [Member]
Debt Instrument Maturity Period							8 years
Bank borrowings at an interest rate of 5.76 Industrial and Commercial Bank of China Limited Yingli Hainan [Member]
Debt Instrument, Face Amount																		¥ 180,000
Debt Instrument, Interest Rate, Stated Percentage																		5.76%
Debt Instrument Maturity Period																		5 years
Debt Instrument, Periodic Payment, Principal											¥ 20,000
Long-term Debt, Current Maturities, Total																						14,000			2,161
Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5 Bank of Communications Co., Ltd Yingli Hainan [Member]
Debt Instrument, Face Amount																	¥ 220,000
Debt Instrument Maturity Period																	5 years
Debt Instrument, Description of Variable Rate Basis																	interest rate of the five-year Renminbi benchmark loan
Debt Instrument, Basis Spread on Variable Rate																	2.50%
Debt Instrument, Periodic Payment, Principal												¥ 55,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates Bank of Communications Co., Ltd Yingli China [Member]
Debt Instrument, Face Amount																¥ 500,000
Debt Instrument Maturity Period																5 years
Debt Instrument, Description of Variable Rate Basis																interest rate of the five-year Renminbi benchmark loan
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months																¥ 70,000
Long-term Debt, Maturities, Repayments of Principal in Year Two																140,000
Long-term Debt, Maturities, Repayments of Principal in Year Three																170,000
Long-term Debt, Maturities, Repayments of Principal in Year Four																¥ 120,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan [Member]
Debt Instrument, Face Amount															¥ 400,000
Debt Instrument Maturity Period															5 years
Debt Instrument, Description of Variable Rate Basis															interest rate of the five-year Renminbi benchmark loan
Long-term Line of Credit																								368,000					$ 59,311
Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10 Bank of Communications Co., Ltd Yingli China [Member]
Debt Instrument, Face Amount														¥ 1,000,000
Debt Instrument Maturity Period														45 months
Debt Instrument, Description of Variable Rate Basis														interest rate of three- to five- year Renminbi benchmark loan
Debt Instrument, Basis Spread on Variable Rate														10.00%
Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5 Bank of China and China Citic Bank Yingli China [Member]
Debt Instrument, Face Amount													¥ 1,160,000
Debt Instrument Maturity Period													42 months
Debt Instrument, Description of Variable Rate Basis													interest rate of three-five year Renminbi benchmark loan
Debt Instrument, Basis Spread on Variable Rate													5.00%
Long-term Debt, Current Maturities, Total																						164,300			25,364
Long-term Line of Credit																						481,000			74,254
Bank borrowings at an interest rate of 6.9 plus an additional surcharge of 5 CDB Leasing Co. Ltd. Fine Silicon [Member]
Debt Instrument, Face Amount											¥ 500,000
Debt Instrument, Interest Rate, Stated Percentage											6.90%
Debt Instrument Maturity Period											5 years
Debt Instrument, Basis Spread on Variable Rate											5.00%
Long-term Line of Credit																								500,000					$ 80,585
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Tianjin Yingli [Member]
Debt Instrument, Face Amount																																	¥ 350,000
Debt Instrument Maturity Period										8 years
Debt Instrument, Description of Variable Rate Basis										interest rate of five-year Renminbi benchmark loan
Long-term Debt, Current Maturities, Total																						35,000			5,403
Long-term Debt, Excluding Current Maturities, Total																						220,000			33,962
Long-term Line of Credit																						350,000			54,031
Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli China [Member]
Debt Instrument, Face Amount						¥ 341,253																									$ 55,000			$ 100,000
Debt Instrument Maturity Period						3 years				8 years
Long-term Debt, Current Maturities, Total																						2,591			400
Long-term Debt, Excluding Current Maturities, Total																						450,855			69,600
Long-term Line of Credit																						356,279			55,000
Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan [Member]
Debt Instrument, Face Amount									¥ 900,000
Debt Instrument Increase To Credit Limit					¥ 282,150
Debt Instrument Maturity Period									8 years
Debt Instrument, Description of Variable Rate Basis									interest rate of five-year Renminbi benchmark loan
Long-term Debt, Current Maturities, Total																						60,600			9,355
Long-term Debt, Excluding Current Maturities, Total																						666,950			102,959
Bank borrowings at an interest rate of 6-month LIBOR plus 590 basis points China Development Bank Yingli China [Member]
Debt Instrument, Face Amount | $								$ 135,000
Debt Instrument Maturity Period								7 years
Long-term Debt, Current Maturities, Total																						33,037			5,100
Long-term Debt, Excluding Current Maturities, Total																						497,495			76,800
Long-term Line of Credit																						874,503			135,000
Bank borrowings at an interest rate of 9.725 Zhongyuan Trust Ltd. Yingli China [Member]
Debt Instrument, Face Amount				¥ 200,000
Debt Instrument, Interest Rate, Stated Percentage				9.725%																										9.725%
Debt Instrument Maturity Period				14 months
Bank borrowings at an interest rate of 5.33 Xinjiang Tianshan Rural Commercial Bank five-year loan agreement Yingli Hutubi [Member]
Debt Instrument, Face Amount				¥ 22,500
Debt Instrument, Interest Rate, Stated Percentage				5.33%																										5.33%
Debt Instrument Maturity Period				5 years
Long-term Debt, Current Maturities, Total																						200			31
Long-term Debt, Excluding Current Maturities, Total																						21,900			3,381
Long-term Line of Credit																						22,500			3,473
Bank borrowings at an interest rate of 6.61 Xinjiang Tianshan Rural Commercial Bank six-year loan agreement Yingli Hutubi [Member]
Debt Instrument, Face Amount | $																														$ 55,000
Debt Instrument, Interest Rate, Stated Percentage				6.61%																										6.61%
Debt Instrument Maturity Period				6 years
Long-term Debt, Current Maturities, Total																						4,000			617
Debt Instrument, Collateral Amount																						68,800			10,621
Long-term Debt, Excluding Current Maturities, Total																						19,000			2,933
Long-term Line of Credit																						55,000			8,491
Bank Borrowings Guaranteed By Property Plant And Equipment [Member]
Other Long-term Debt																						0		¥ 274,828	0
Industrial And Commercial Bank Of China Limited [Member] | Hainan Yingli New Energy Resources Company Limited [Member]
Long-term Debt, Current Maturities, Total																						14,000
Bank Of China And China Citic Bank [Member] | Yingli Energy China Company Limited [Member]
Debt Instrument, Face Amount																						164,300
Bank Of China And China Citic Bank [Member] | Yingli Energy China Company Limited [Member] | loan extension agreement [Member]
Debt Instrument, Face Amount																						20,000
China Development Bank [Member] | Yingli Energy China Company Limited [Member]
Debt Instrument, Face Amount | $																									18,000
Long-term Debt, Current Maturities, Total | $																									17,950
Repayments of Debt | $																							$ 50
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member]
Debt Instrument, Face Amount		¥ 90,800																			¥ 90,800				3,000	$ 10,600								$ 50,000
Debt Instrument, Interest Rate, Stated Percentage																																	6.31%	6.31%
Debt Instrument Maturity Period										8 years
Long-term Debt, Current Maturities, Total																						647			100	$ 34,950
Long-term Debt, Excluding Current Maturities, Total																						225,751			34,850
Long-term Line of Credit																						323,890			50,000
Repayments of Debt	$ 50		$ 100																		600
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2015 [Member]
Debt Instrument, Periodic Payment, Principal | $										$ 2,950
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $										4,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $										4,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $										4,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $										4,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $										4,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $										4,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $										4,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In October 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $										4,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2015 [Member]
Debt Instrument, Periodic Payment, Principal		90,200						$ 10,500
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2016 [Member]
Debt Instrument, Periodic Payment, Principal		90,800						10,600
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2016 [Member]
Debt Instrument, Periodic Payment, Principal		90,800						10,600
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2017 [Member]
Debt Instrument, Periodic Payment, Principal		90,800						10,600
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2017 [Member]
Debt Instrument, Periodic Payment, Principal		90,800						10,600
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2018 [Member]
Debt Instrument, Periodic Payment, Principal		90,800						10,600
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In November 2018 [Member]
Debt Instrument, Periodic Payment, Principal		90,800						10,600
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In Jul 2019 [Member]
Debt Instrument, Periodic Payment, Principal		92,550						7,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $										50
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $										50
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $										6,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $										6,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $										5,620
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $										5,620
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $										5,800
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In October 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $										5,810
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2016 [Member]
Debt Instrument, Periodic Payment, Principal		600						100
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2016 [Member]
Debt Instrument, Periodic Payment, Principal		60,000						5,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2017 [Member]
Debt Instrument, Periodic Payment, Principal		110,000						12,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2017 [Member]
Debt Instrument, Periodic Payment, Principal		110,000						12,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In May 2018 [Member]
Debt Instrument, Periodic Payment, Principal		110,000						12,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In November 2018 [Member]
Debt Instrument, Periodic Payment, Principal		110,000						12,000
China Development Bank [Member] | Hainan Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In Jul 2019 [Member]
Debt Instrument, Periodic Payment, Principal		226,950						$ 28,800
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member]
Long-term Debt, Current Maturities, Total | $																																		$ 70,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2015 [Member]
Debt Instrument, Periodic Payment, Principal | $										9,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $										9,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $										9,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $										9,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $										9,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $										10,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $										5,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In February 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $										5,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Original Repayment Schedule [Member] | Due In August 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $										5,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $										11,480
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In April 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $										200
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2016 [Member]
Debt Instrument, Periodic Payment, Principal | $										200
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In April 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $										10,000
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2017 [Member]
Debt Instrument, Periodic Payment, Principal | $										10,820
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In April 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $										14,300
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In October 2018 [Member]
Debt Instrument, Periodic Payment, Principal | $										11,500
China Development Bank [Member] | Tianjin Yingli New Energy Resources Co Ltd [Member] | Amendment Repayment Schedule [Member] | Due In April 2019 [Member]
Debt Instrument, Periodic Payment, Principal | $										$ 11,500
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member]
Debt Instrument, Face Amount																						10,000										¥ 255,000
Debt Instrument, Interest Rate, Stated Percentage																																7.76%
Debt Instrument Maturity Period							8 years
Long-term Debt, Current Maturities, Total		¥ 218,700																			¥ 218,700				93
Long-term Debt, Excluding Current Maturities, Total																						218,100			33,669
Repayments of Debt																						300
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2015 [Member]
Debt Instrument, Periodic Payment, Principal							¥ 9,700
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2016 [Member]
Debt Instrument, Periodic Payment, Principal							15,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2016 [Member]
Debt Instrument, Periodic Payment, Principal							15,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal							20,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal							20,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal							25,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal							25,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal							30,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In December 2019 [Member]
Debt Instrument, Periodic Payment, Principal							30,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Original Repayment Schedule [Member] | Due In May 2020 [Member]
Debt Instrument, Periodic Payment, Principal							29,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2016 [Member]
Debt Instrument, Periodic Payment, Principal							300
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2016 [Member]
Debt Instrument, Periodic Payment, Principal							300
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2017 [Member]
Debt Instrument, Periodic Payment, Principal							15,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2017 [Member]
Debt Instrument, Periodic Payment, Principal							15,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2018 [Member]
Debt Instrument, Periodic Payment, Principal							25,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2018 [Member]
Debt Instrument, Periodic Payment, Principal							25,000
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2019 [Member]
Debt Instrument, Periodic Payment, Principal							22,850
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In December 2019 [Member]
Debt Instrument, Periodic Payment, Principal							22,850
China Development Bank [Member] | Hengshui Yingli New Energy Resources Company Limited [Member] | Amendment Repayment Schedule [Member] | Due In June 2020 [Member]
Debt Instrument, Periodic Payment, Principal							¥ 92,400
Bank borrowings at an interest rate of 6-month LIBOR plus 6 China Development Bank Yingli China [Member]
Debt Instrument, Face Amount | $																				$ 70,000
Debt Instrument Maturity Period																				8 years
Debt Instrument, Basis Spread on Variable Rate																				6.00%
Debt Instrument, Periodic Payment, Principal | $																			$ 8,000
Debt Instrument Periodic Payment Principal in Years Three to Eight | $																			$ 9,000
Long-term Debt, Current Maturities, Total																						116,277			17,950
Rural Credit Cooperative of Boading [Member] | Yingli China [Member]
Debt Instrument, Face Amount																												¥ 100,000
Debt Instrument, Interest Rate, Stated Percentage																												7.80%
Long-term Debt, Current Maturities, Total																						49,000			7,564
Long-term Debt, Excluding Current Maturities, Total																						50,000			7,719
Long-term Line of Credit																						100,000			15,437
Jiangsu Dafeng Rural Commercial Bank [Member] | Xinghui Power Development Co [Member]
Debt Instrument, Face Amount																											¥ 20,000
Debt Instrument, Interest Rate, Stated Percentage																											7.50%
Long-term Debt, Current Maturities, Total																						2,150			332
Long-term Debt, Excluding Current Maturities, Total																						16,800			2,593
Long-term Line of Credit																						¥ 20,000			$ 3,087